Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Provisions [abstract]
Summary of Other Provisions
24.1 Details of provisions as of December 31, 2020 and 2021, are as follows:

	December 31, 2020		December 31, 2021
	(In millions of Korean won)
Provisions for credit losses of unused loan commitments	￦	298,753	￦	308,640
Provisions for credit losses of acceptances and guarantees		62,254		121,104
Provisions for credit losses of financial guarantee contracts		6,348		5,351
Provisions for restoration costs		151,696		152,186
Others *		195,852		221,323

	￦	714,903	￦	808,604

*	Includes provisions for redemption-suspended funds.
24.2 Changes in provisions for credit losses of unused loan commitments, and acceptances and guarantees for the years ended December 31, 2020 and 2021, are as follows:

	2020
	Provisions for credit losses of unused loan commitments						Provisions for credit losses of acceptances and guarantees
	12-month expected credit losses		Lifetime expected credit losses				12-month expected credit losses		Lifetime expected credit losses
			Non- impaired		Impaired				Non- impaired		Impaired
	(In millions of Korean won)
Beginning	￦	127,297	￦	71,464	￦	9,387	￦	24,961	￦	36,012	￦	16,786
Transfer between stages:
Transfer to 12-month expected credit losses		23,318		(21,694)		(1,624)		194		(191)		(3)
Transfer to lifetime expected credit losses		(13,431)		15,991		(2,560)		(486)		486		—
Impairment		(304)		(3,474)		3,778		(5)		(461)		466
Provision (reversal) for credit losses		24,583		65,449		(412)		9,482		(20,389)		(2,734)
Business combination		19,426		—		—		—		—		—
Others (exchange differences, etc.)		(18,168)		(273)		—		(1,058)		(619)		(187)

Ending*	￦	162,721	￦	127,463	￦	8,569	￦	33,088	￦	14,838	￦	14,328

	2021
	Provisions for credit losses of unused loan commitments						Provisions for credit losses of acceptances and guarantees
	12-month expected credit losses		Lifetime expected credit losses				12-month expected credit losses		Lifetime expected credit losses
			Non- impaired		Impaired				Non- impaired		Impaired
	(In millions of Korean won)
Beginning	￦	162,721	￦	127,463	￦	8,569	￦	33,088	￦	14,838	￦	14,328
Transfer between stages:
Transfer to 12-month expected credit losses		38,831		(37,595)		(1,236)		3,958		(203)		(3,755)
Transfer to lifetime expected credit losses		(27,308)		28,203		(895)		(3,973)		3,982		(9)
Impairment		(457)		(1,002)		1,459		(10)		(85)		95
Provision (reversal) for credit losses		(22,543)		29,145		127		(7,425)		64,178		711
Business combination		813		—		—		—		—		—
Others (exchange differences, etc.)		1,940		405		—		1,759		(540)		167

Ending*	￦	153,997	￦	146,619	￦	8,024	￦	27,397	￦	82,170	￦	11,537

*
Includes additional provisions of ￦ 14,974 million and ￦ 15,664 million for industries and borrowers which are highly affected by
COVID-19
and ￦ 28,385 million and ￦ 33,393 million due to expanding the scope of the loans subject to lifetime expected credit losses
(non-impaired)
as of December 31, 2020 and 2021, respectively.

24.3 Changes in provisions for credit losses of financial guarantee contracts for the years ended December 31, 2020 and 2021, are as follows:

	2020		2021
	(In millions of Korean won)
Beginning	￦	6,063	￦	6,348
Provision (reversal)		280		(830)
Others		5		(167)

Ending	￦	6,348	￦	5,351

24.4 Changes in provisions for restoration costs for the years ended December 31, 2020 and 2021, are as follows:

	2020		2021
	(In millions of Korean won)
Beginning	￦	120,340	￦	151,696
Provision		14,192		11,350
Reversal		(2,010)		(2,075)
Used		(9,469)		(15,739)
Unwinding of discount		2,372		1,589
Effect of changes in discount rate		23,886		5,365
Business combination		2,385		—

Ending	￦	151,696	￦	152,186

24.5 Changes in other provisions for the years ended December 31, 2020 and 2021, are as follows:

	2020
	Membership rewards program		Dormant accounts		Litigations		Others		Total
	(In millions of Korean won)
Beginning	￦	14,669	￦	3,579	￦	28,690	￦	68,681	￦	115,619
Increase		76,138		2,607		19,186		89,361		187,292
Decrease		(71,306)		(3,179)		(9,725)		(28,173)		(112,383)
Business combination		—		—		2,366		2,958		5,324

Ending	￦	19,501	￦	3,007	￦	40,517	￦	132,827	￦	195,852

	2021
	Membership rewards program		Dormant accounts		Litigations		Others		Total
	(In millions of Korean won)
Beginning	￦	19,501	￦	3,007	￦	40,517	￦	132,827	￦	195,852
Increase		77,384		3,429		18,670		71,972		171,455
Decrease		(73,983)		(3,374)		(4,190)		(64,614)		(146,161)
Others		—		—		171		6		177

Ending	￦	22,902	￦	3,062	￦	55,168	￦	140,191	￦	221,323